Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 62,522	$ 101,071
Total Assets	652,115	692,443
Current Liabilities	44,331	24,003
Total Liabilities	171,063	146,435
Equity
Issued Capital	910,405	889,481
Reserves
(Accumulated losses)/retained earnings	(469,991)	(380,192)
Total Equity	481,052	546,008	$ 516,766	$ 528,161
Loss for the period	(89,799)	(35,290)	(76,815)
Total comprehensive loss for the period	(89,940)	(35,869)	$ (76,468)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	6,723	19,499
Total Assets	643,708	676,385
Current Liabilities	5,792	6,086
Total Liabilities	5,878	6,186
Equity
Issued Capital	910,405	889,480
Reserves
Foreign Currency Translation Reserve	(209,207)	(174,948)
Share Options Reserve	65,379	61,320
(Accumulated losses)/retained earnings	(128,747)	(105,653)
Total Equity	637,830	670,199
Loss for the period	(23,094)	(26,346)
Total comprehensive loss for the period	$ (23,094)	$ (26,346)